UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/14

Item 1.  Reports to Stockholders.

Astor Active Income ETF Fund
Astor Long/Short ETF Fund
Astor S.T.A.R. ETF Fund

Annual Report
July 31, 2014

1-877-738-0333

Distributed by Northern Lights Distributors, LLC
Member FINRA

October 8, 2014

Dear Shareholder,

As the economy has continued to improve in recent quarters and Fed policy has maintained an accommodative stance, equity markets have continued to move higher as the appetite increases for holding risk assets. As evidenced in global market performance over that period, US large cap companies fared better than small and mid-cap companies from a performance perspective. The S&P 500 outperformed mid-caps by about 1/3 and was better than small caps by over 90%. Moving outside the boarder, International developed and emerging market trailed the S&P 500 by over 200 basis points. With inflation lacking in global financial markets, commodities prices as measured by the GSCI Commodity Index were down year over year. Over the past year, the S&P 500 has returned over 16%. The Astor STAR fund has returned just over 12% over that same period. The underlying market cap weighting in the STAR portfolio is skewed to mid-caps. Through the end of 2013, STAR had tracked the S&P 500 closely, trailing off a bit into year-end. The Astor Long Short Fund, which maintains a lower risk profile than the S&P 500 but was still long risk assets, returned approximately 8.5% for the past year period. Astor Active Income was up 3.75%, trailing the Barclays Aggregate Bond Index by about 0.25%. Even with a reduced duration exposure at approximately 60% of the Barclays Index, Active Income did well to stay in line as rates moved up and then back down to finish almost exactly where they were 1 year ago.

Share Class	Fund Name	3M	YTD	1Y
A	Astor Long/Short ETF Fund	1.29%	3.31%	8.50%
A	Astor Active Income ETF Fund	0.34%	2.58%	3.75%
A	Astor S.T.A.R. ETF Fund	1.47%	2.92%	12.45%
	Barclays Aggregate Bond Index	0.94%	3.67%	3.97%
	S&P 500 TR	3.02%	5.66%	16.94%

The second half of 2013 ended positively in retrospect. While not loved by all, the economy moved closer to the self-sustained mode that we had all been hoping for. Q3 GDP finished near 4.1%, the UE rate down to 6.5% and the Fed commenced the scale back of QE. Higher rates initially created some headway in certain areas like housing at times. As we ended the year with ten year rates near the 3% level, which was one area of the economy we didn’t anticipate

1

moving the way it did in the first half of 2014. Ten year rates pushed the 2.4% level throughout 2014 as inflation data remained tame and the Fed did nothing to accelerate expectations on increasing interest rates.

As we noted in our first quarter comment, the Federal Reserve seems committed to end its new purchases of fixed income assets this fall. Sometime after that the Fed will begin to normalize rates. How quickly will the Fed raise short term interest rates? No one, including Chair Yellen, knows. To understand how any eventual tightening might come about we need to consider the Fed’s dual mandate.

The Fed, by statute, has two explicit jobs it needs to balance: price stability and full employment. What do those mean specifically? Under Chairman Bernanke the Fed choose to define price stability as 2% year over year inflation as measured by the Personal Consumption Expenditure Deflator, a slightly different index than the more familiar CPI. The FOMC also polls its members as to the likely long run unemployment range. As of June 2014 the FOMC saw the long run tendency for unemployment at 5.2% -5.5%. Given that the Fed assumes that inflation is exactly on target in the long run, this unemployment rate is what the Fed sees as “full employment.” All things considered, we will stick with our forecast of rate rises in the second quarter of next year, though of course we will be monitoring the situation closely.

Our indicator of the level economic growth, the Astor Economic Index, has been consistent with a fairly strong and increasing level of economic growth. With the economic data for January, released in February, we saw weakness in both our payroll and output measures. This weakness has generally been taken to be a function of the severe winter over much of the country. This weakness was seen in the Institute for Supply Management’s Manufacturing Purchasing Manager’s Index number which dropped from 56.3 in December to 51.3 in January. As the quarter and year progressed, January was labeled an anomaly based on weather disruption. ISM Manufacturing has since risen to levels just below 60 and the highest post-recession. To us, this illustrates a supportive environment for risk assets as the economy moves further into self-sustained areas.

We can also see solid economic prospects in the employment numbers. Much has been made of the improvement in the number of jobs added per month and indeed at 288,000 net new jobs in June, that number is about as high as it has been since the recovery began. Additionally, the unemployment rate has declined to a low of 6.1% from 6.7%. Both these numbers speak to a solid, if unspectacular, level of economic growth.

As we move through Q3 at writing time, the focus will continue to be on the economy, however the angle may change slightly. We’ve been teased about the economic engine kicking in to full gear for years. Events supporting this may be happening for real now. Save for the Q1 debacle (-1.9% GDP), growth has moved to the 2.5 – 3% range. The employment figures show promise as well. Businesses finally feel good enough about the state of the economy to start hiring at a

2

pace faster than a walk. At the same time the majority has gained confidence in the fundamentals, concern has been growing about valuations in the financial markets. While we focus on measuring the conditions of the economy and how they present as far as supporting risk asset prices, valuations have increased, no doubt. Expecting P/E expansion will be challenging as balance sheet clean up, productivity and low wage costs have helped margins reach historic levels, the focus now is on growing the E (earnings). An improving economic environment and increases in capital spending would be just the antidote. This transitional environment would most likely continue to stabilize the labor market and the inflation picture. Focus on rates may emerge as this happens, which as noted in the previous section, we are very focused on.

Best Regards,

The Astor Portfolio Management Team

You cannot invest directly in an index. Unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance is no guarantee of future results.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks

407141-162/3327-NLD-10/08/2014

3

ASTOR ACTIVE INCOME ETF FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2014

The Fund’s performance figures* for the year ended July 31, 2014, compared to its benchmark:

	One Year	Since Inception (1)
Astor Active Income ETF Fund - Class A Shares	3.75%	3.37%
Astor Active Income ETF Fund - Class A Shares With Load	(1.21)%	1.49%
Astor Active Income ETF Fund - Class C Shares	2.92%	2.54%
Barclays Capital U.S. Aggregate Bond Index **	3.97%	2.57%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, is 28.75% for Class A shares and 29.50% for Class C shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.26% for Class A shares and 2.01% for Class C shares. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in one index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Fund’s inception date is November 30, 2011.

The Fund’s holdings by asset class, as of July 31, 2014, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	86.5%
Exchange Traded Funds - Equity	8.8%
Short-Term Investments	8.4%
Liabilities in Excess of Other Assets	(3.7)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

4

ASTOR LONG/SHORT ETF FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2014

The Fund’s performance figures* for the year ended July 31, 2014, compared to its benchmark:

	One Year	Three Year	Inception (1)	Inception (2)	Inception (3)
Astor Long/Short ETF Fund - Class A Shares	8.50%	N/A	N/A	N/A	6.23%
Astor Long/Short ETF Fund - Class A Shares With Load	3.34%	N/A	N/A	N/A	4.32%
Astor Long/Short ETF Fund - Class C Shares	7.72%	2.24%	N/A	2.79%	N/A
Astor Long/Short ETF Fund - Class I Shares	8.87%	3.28%	3.91%	N/A	N/A
Astor Long/Short ETF Fund - Class R Shares	8.63%	3.06%	3.69%	N/A	N/A
S&P 500 Total Return Index **	16.94%	16.84%	14.93%	14.92%	20.35%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.49%, 3.24%, 2.24%, 2.49% for Class A, Class C, Class I, and Class R respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.81%, 2.56%, 1.56%, and 1.81% for Class A, Class C, Class I, and Class R shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

The Fund’s holdings by asset class, as of July 31, 2014 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	72.3%
Exchange Traded Funds - Debt	18.8%
Exchange Traded Funds - Commodity	6.1%
Short-Term Investments	3.4%
Liabilities in Excess of Other Assets	(0.6)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

5

ASTOR S.T.A.R. ETF FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2014

The Fund’s performance figures* for the year ended July 31, 2014, compared to its benchmark:

	One Year	Since Inception (1)	Since Inception (2)
Astor S.T.A.R. ETF Fund - Class A Shares	12.45%	15.37%	N/A
Astor S.T.A.R. ETF Fund - Class A Shares With Load	7.13%	13.28%	N/A
Astor S.T.A.R. ETF Fund - Class C Shares	11.63%	14.53%	N/A
Astor S.T.A.R. ETF Fund - Class I Shares	N/A	N/A	4.18%
S&P 500 Total Return Index **	16.94%	20.35%	6.89%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.98% for Class A shares, 3.73% for Class C shares, and 2.73% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 2.11%, 2.86% and 2.35% for Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

The Fund’s holdings by asset class, as of July 31, 2014, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	95.0%
Exchange Traded Funds - Debt	2.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(1.6)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

6

Astor Active Income ETF Fund

SCHEDULE OF INVESTMENTS

July 31, 2014

Shares		Value

	EXCHANGE TRADED FUNDS - 95.3%
	DEBT FUNDS - 86.5%
6,834	Guggenheim Enhanced Short Duration ETF	$343,204
1,266	iShares iBoxx $ High Yield Corporate Bond ETF	117,029
397	iShares iBoxx $ Investment Grade Corporate Bond ETF	47,064
3,226	iShares Intermediate Credit Bond ETF	353,731
1,823	iShares Short Maturity Bond ETF	91,569
2,297	iShares US Preferred Stock ETF	90,800
3,356	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	351,441
8,016	PowerShares Build America Bond Portfolio	235,510
12,438	PowerShares Senior Loan Portfolio	306,099
2,367	SPDR Blackstone / GSO Senior Loan ETF	117,971
		2,054,418
	EQUITY FUNDS - 8.8%
2,829	iShares Core High Dividend ETF	208,639
		208,639
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,240,374)	2,263,057

	SHORT-TERM INVESTMENTS - 8.4%
200,371	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.1% + (Cost $200,371)	200,371

	TOTAL INVESTMENTS - 103.7% (Cost $2,440,745) (a)	$2,463,428
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7) %	(89,316)
	TOTAL NET ASSETS - 100.0%	$2,374,112

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,443,836 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$25,618
Unrealized Depreciation:	(6,026)
Net Unrealized Appreciation:	$19,592

See accompanying notes to financial statements.

7

Astor Long/Short ETF Fund

SCHEDULE OF INVESTMENTS

July 31, 2014

Shares		Value

	EXCHANGE TRADED FUNDS - 97.2%
	COMMODITY FUNDS - 6.1%
135,723	Powershares DB Base Metals Fund *	$2,406,369
80,470	Powershares DB Energy Fund *	2,335,239
		4,741,608
	DEBT FUNDS - 18.8%
62,689	Guggenheim Enhanced Short Duration Bond ETF	3,148,242
46,138	iShares iBoxx $ High Yield Corporate Bond ETF	4,264,997
36,028	iShares Intermediate Credit Bond ETF	3,950,470
63,217	SPDR Blackstone / GSO Senior Loan ETF	3,150,735
		14,514,444
	EQUITY FUNDS - 72.3%
195,770	First Trust Large Cap Core AlphaDEX Fund	8,467,052
72,650	First Trust Technology AlphaDEX Fund	2,306,637
30,795	Guggenheim S&P 500 Equal Weight ETF	2,307,161
72,503	Guggenheim S&P 500 Pure Value ETF	3,809,308
104,981	iShares Core High Dividend ETF	7,742,349
51,758	iShares Core S&P 500 ETF	10,053,992
64,827	iShares Core S&P Total US Stock Market ETF	5,712,555
45,961	iShares MSCI EAFE ETF	3,060,543
89,168	iShares MSCI Emerging Markets ETF	3,907,342
41,912	iShares MSCI USA Minimum Volatility ETF	1,537,751
14,025	iShares Russell 2000 ETF	1,558,037
53,889	iShares US Real Estate ETF	3,864,380
16,253	Powershares QQQ Trust Series 1	1,544,523
		55,871,630

	TOTAL EXCHANGE TRADED FUNDS (Cost $70,956,418)	75,127,682

	SHORT-TERM INVESTMENTS - 3.4%
2,617,034	UB Institutional Trust Deposit 0.2% + (Cost $2,617,034)	2,617,034

	TOTAL INVESTMENTS - 100.6% (Cost $73,573,452) (a)	$77,744,716
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(481,742)
	TOTAL NET ASSETS - 100.0%	$77,262,974

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $73,629,661 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,278,434
Unrealized Depreciation:	(163,379)
Net Unrealized Appreciation:	$4,115,055

See accompanying notes to financial statements.

8

Astor S.T.A.R. ETF Fund

SCHEDULE OF INVESTMENTS

July 31, 2014

Shares		Value

	EXCHANGE TRADED FUNDS - 97.5%
	DEBT FUNDS - 2.5%
22,425	iShares Core Total US Bond Market ETF	$2,442,755

	EQUITY FUNDS - 95.0%
223,646	First Trust Consumer Discretionary AlphaDEX Fund	7,210,347
164,795	First Trust Consumer Staples AlphaDEX Fund	6,214,419
272,908	First Trust Energy AlphaDEX Fund	7,665,986
533,175	First Trust Financial AlphaDEX Fund	11,548,569
143,444	First Trust Health Care AlphaDEX Fund *	7,625,483
229,051	First Trust Industrials/Producer Durables AlphaDEX Fund	6,699,742
221,804	First Trust Large Cap Core AlphaDEX Fund	9,593,023
58,885	First Trust Materials AlphaDEX Fund	1,917,296
188,986	First Trust Mid Cap Core AlphaDEX Fund	9,579,020
207,415	First Trust Small Cap Core AlphaDEX Fund	9,549,387
314,262	First Trust Technology AlphaDEX Fund	9,977,819
170,375	First Trust Utilities AlphaDEX Fund	3,850,475
		91,431,566

	TOTAL EXCHANGE TRADED FUNDS (Cost $91,023,370)	93,874,321

	SHORT-TERM INVESTMENTS - 4.1%
4,006,123	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.1% + (Cost $4,006,123)	4,006,123

	TOTAL INVESTMENTS - 101.6% (Cost $95,029,493) (a)	$97,880,444
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6) %	(1,561,776)
	TOTAL NET ASSETS - 100.0%	$96,318,668

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $95,038,279 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,953,405
Unrealized Depreciation:	(111,240)
Net Unrealized Appreciation:	$2,842,165

See accompanying notes to financial statements.

9

The Astor Funds

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2014

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
ASSETS
Investment securities:
At cost	$2,440,745	$73,573,452	$95,029,493
At value	$2,463,428	$77,744,716	$97,880,444
Receivable due from Advisor	33,106	—	—
Dividends and interest receivable	1,102	—	—
Receivable for Fund shares sold	—	98,260	185,857
Prepaid expenses and other assets	18,300	54,446	69,516
TOTAL ASSETS	2,515,936	77,897,422	98,135,817

LIABILITIES
Fees payable to other affiliates	9,101	18,828	16,702
Distribution (12b-1) fees payable	1,876	17,795	30,495
Payable for investments purchased	113,022	438,714	1,647,822
Investment advisory fees payable	—	44,460	51,955
Payable for Fund shares redeemed	—	91,400	49,106
Accrued expenses and other liabilities	17,825	23,251	21,069
TOTAL LIABILITIES	141,824	634,448	1,817,149
NET ASSETS	$2,374,112	$77,262,974	$96,318,668

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$2,348,712	$73,925,122	$93,505,001
Accumulated net investment income (loss)	4,713	79,479	(69,768)
Accumulated net realized gain (loss) from security transactions	(1,996)	(912,891)	32,484
Net unrealized appreciation on investments	22,683	4,171,264	2,850,951
NET ASSETS	$2,374,112	$77,262,974	$96,318,668

See accompanying notes to financial statements.

10

The Astor Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

July 31, 2014

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,737,390	$9,594,746	$46,371,150
Shares of beneficial interest outstanding	168,469	834,797	3,207,599
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.31	$11.49	$14.46
Offering price per share (4.75% sales charge)	$10.82	$12.06	$15.18

Class C Shares:
Net Assets	$636,722	$15,601,771	$23,881,308
Shares of beneficial interest outstanding	62,128	1,391,287	1,679,810
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.25	$11.21	$14.22

Class I Shares:
Net Assets	$—	$45,629,778	$26,066,210
Shares of beneficial interest outstanding	—	3,967,165	1,802,037
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$11.50	$14.46

Class R Shares:
Net Assets	$—	$6,436,679	$—
Shares of beneficial interest outstanding		560,897
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$11.48	$—

See accompanying notes to financial statements.

11

The Astor Funds

STATEMENTS OF OPERATIONS

For the Year Ended July 31, 2014

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
INVESTMENT INCOME
Dividends	$55,215	$1,098,562	$363,294
Interest	11	4,453	391
TOTAL INVESTMENT INCOME	55,226	1,103,015	363,685

EXPENSES
Investment advisory fees	11,370	528,096	383,219
Distribution (12b-1) fees, Class A shares	3,443	25,961	61,704
Distribution (12b-1) fees, Class C shares	2,473	108,394	98,297
Distribution (12b-1) fees, Class R shares	—	19,054	—
Transfer agent fees	38,398	81,989	55,842
Administrative services fees	36,989	54,798	48,481
Accounting services fees	30,999	48,559	38,077
Professional fees	24,705	35,395	29,142
Trustees fees and expenses	11,312	11,311	11,311
Registration fees	20,821	57,316	35,438
Custodian fees	5,000	6,732	6,405
Printing expenses	2,392	25,892	15,023
Compliance officer fees	623	17,571	10,492
Insurance expense	65	1,356	968
Other expenses	1,532	6,547	4,647
TOTAL EXPENSES	190,122	1,028,971	799,046

Less: Fees waived and expenses reimbursed by the Advisor	(173,571)	(214,420)	(157,852)

NET EXPENSES	16,551	814,551	641,194
NET INVESTMENT INCOME (LOSS)	38,675	288,464	(277,509)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	(1,472)	1,511,080	240,476
Net change in unrealized appreciation on investments	29,930	2,266,634	2,305,533
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	28,458	3,777,714	2,546,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,133	$4,066,178	$2,268,500

See accompanying notes to financial statements.

12

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Astor Active Income ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2014	July 31, 2013
FROM OPERATIONS
Net investment income	$38,675	$12,896
Net realized loss from security transactions	(1,472)	(100)
Net change in unrealized appreciation (depreciation) on investments	29,930	(14,533)
Net increase (decrease) in net assets resulting from operations	67,133	(1,737)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(90)	(814)
Class C	(5)	(85)
From net investment income
Class A	(30,386)	(12,293)
Class C	(3,600)	(667)
From distributions to shareholders	(34,081)	(13,859)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,863,469	305,394
Class C	570,870	62,870
Distributions Reinvested
Class A	23,600	12,055
Class C	675	197
Cost of Shares Redeemed
Class A	(685,611)	(44,263)
Class C	—	(6,274)
Net increase in net assets from shares of beneficial interest	1,773,003	329,979

TOTAL INCREASE IN NET ASSETS	1,806,055	314,383

NET ASSETS
Beginning of Year	568,057	253,674
End of Year ^	$2,374,112	$568,057
^ Includes accumulated net investment income of:	$4,713	$—

See accompanying notes to financial statements.

13

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Active Income ETF Fund

	For the	For the Year
	Year Ended	Ended
	July 31, 2014	July 31, 2013
SHARE ACTIVITY
Class A:
Shares Sold	183,456	29,315
Shares Reinvested	2,315	1,160
Shares Redeemed	(67,028)	(4,373)
Net increase in shares of beneficial interest outstanding	118,743	26,102

Class C:
Shares Sold	55,784	6,066
Shares Reinvested	66	19
Shares Redeemed	—	(606)
Net increase in shares of beneficial interest outstanding	55,850	5,479

See accompanying notes to financial statements.

14

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2014	July 31, 2013
FROM OPERATIONS
Net investment income	$288,464	$222,438
Net realized gain from security transactions	1,511,080	1,657,838
Net change in unrealized appreciation on investments	2,266,634	670,949
Net increase in net assets resulting from operations	4,066,178	2,551,225

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(24,444)	(7,342)
Class C	(5,685)	—
Class I	(178,448)	(102,351)
Class R	(21,407)	(19,480)
From distributions to shareholders	(229,984)	(129,173)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	16,450,105	4,640,028
Class C	9,442,599	2,356,251
Class I	33,466,001	10,393,654
Class R	3,528,632	5,501,000
Distributions Reinvested
Class A	18,232	5,770
Class C	4,774	—
Class I	121,564	69,290
Class R	19,864	16,943
Cost of Shares Redeemed
Class A	(12,409,471)	(229,081)
Class C	(2,036,091)	(7,712,705)
Class I	(7,790,188)	(15,891,996)
Class R	(4,764,866)	(2,124,999)
Net increase (decrease) in net assets from shares of beneficial interest	36,051,155	(2,975,845)

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,887,349	(553,793)

NET ASSETS
Beginning of Year	37,375,625	37,929,418
End of Year *	$77,262,974	$37,375,625
* Includes accumulated net investment income of:	$79,479	$60,101

See accompanying notes to financial statements.

15

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2014	July 31, 2013
SHARE ACTIVITY
Class A:
Shares Sold	1,474,205	443,890
Shares Reinvested	1,602	546
Shares Redeemed	(1,072,659)	(21,686)
Net increase in shares of beneficial interest outstanding	403,148	422,750

Class C:
Shares Sold	865,749	235,072
Shares Reinvested	420	—
Shares Redeemed	(189,025)	(778,217)
Net increase (decrease) in shares of beneficial interest outstanding	677,144	(543,145)

Class I:
Shares Sold	2,928,980	1,018,335
Shares Reinvested	10,604	6,773
Shares Redeemed	(698,807)	(1,553,405)
Net increase (decrease) in shares of beneficial interest outstanding	2,240,777	(528,297)

Class R:
Shares Sold	320,672	540,977
Shares Reinvested	1,754	1,643
Shares Redeemed	(423,579)	(208,711)
Net increase (decrease) in shares of beneficial interest outstanding	(101,154)	333,909

See accompanying notes to financial statements.

16

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2014	July 31, 2013
FROM OPERATIONS
Net investment loss	$(277,509)	$(6,055)
Net realized gain from security transactions	240,476	67,392
Net change in unrealized appreciation on investments	2,305,533	541,797
Net increase in net assets resulting from operations	2,268,500	603,134

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(36,315)	(4,677)
Class C	(12,863)	(138)
From net investment income:
Class A	—	(7,451)
Class C	—	(175)
From distributions to shareholders	(49,178)	(12,441)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	49,268,392	6,615,984
Class C	22,087,046	1,523,511
Class I*	26,807,227	—
Distributions Reinvested
Class A	33,134	11,786
Class C	12,404	116
Cost of Shares Redeemed
Class A	(11,397,256)	(772,776)
Class C	(330,580)	(5,697)
Class I*	(458,479)	—
Net increase in net assets from shares of beneficial interest	86,021,888	7,372,924

TOTAL INCREASE IN NET ASSETS	88,241,210	7,963,617

NET ASSETS
Beginning of Year	8,077,458	113,841
End of Year^	$96,318,668	$8,077,458
^ Includes accumulated net investment loss of:	$(69,768)	$—

*	Commencement of Class I Operations was January 6, 2014.

See accompanying notes to financial statements.

17

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2014	July 31, 2013
SHARE ACTIVITY
Class A:
Shares Sold	3,475,595	558,488
Shares Reinvested	2,424	1,086
Shares Redeemed	(776,507)	(64,008)
Net increase in shares of beneficial interest outstanding	2,701,512	495,566

Class C:
Shares Sold	1,580,795	121,614
Shares Reinvested	919	11
Shares Redeemed	(23,525)	(504)
Net increase in shares of beneficial interest outstanding	1,558,189	121,121

Class I*:
Shares Sold	1,833,384	—
Shares Redeemed	(31,347)	—
Net increase in shares of beneficial interest outstanding	1,802,037	—

*	Commencement of Class I Operations was January 6, 2014.

See accompanying notes to financial statements.

18

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Astor Active Income ETF Fund Class A
Year Ended	Year Ended	Period Ended
July 31,	July 31,	July 31,
2014	2013	2012 (1)

Net asset value, beginning of period	$10.15	$10.39	$10.00

Activity from investment operations:
Net investment income (2)	0.26	0.30	0.08
Net realized and unrealized gain (loss) on investments	0.12	(0.22)	0.36
Total from investment operations	0.38	0.08	0.44

Less distributions from:
Net investment income	(0.22)	(0.30)	(0.05)
Net realized gains	—	(10)	(0.02)	—
Total distributions	(0.22)	(0.32)	(0.05)

Net asset value, end of period	$10.31	$10.15	$10.39

Total return (3)	3.75%	0.79%	4.45	% (8)

Net assets, at end of period (000s)	$1,737	$505	$245

Ratio of gross expenses to average net assets (4)(6)	11.59%	28.39%	88.15	% (5)
Ratio of net expenses to average net assets (6)	0.90%	0.97	% (9)	1.20	% (5)
Ratio of net investment income to average net assets (7)	2.54%	2.94%	1.14	% (5)

Portfolio Turnover Rate	36%	90%	99	% (8)

(1)	The Astor Active Income ETF Fund commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Effective November 28, 2012, the expense cap changed from 1.20% to 0.90% for Class A shares.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

19

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Astor Active Income ETF Fund Class C
Year Ended	Year Ended	Period Ended
July 31,	July 31,	July 31,
2014	2013	2012 (1)

Net asset value, beginning of period	$10.11	$10.35	$10.00

Activity from investment operations:
Net investment income (2)	0.15	0.21	0.01
Net realized and unrealized gain (loss) on investments	0.14	(0.20)	0.37
Total from investment operations	0.29	0.01	0.38

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.03)
Net realized gains	—	(10)	(0.02)	—
Total distributions	(0.15)	(0.25)	(0.03)

Net asset value, end of period	$10.25	$10.11	$10.35

Total return (3)	2.92%	0.07%	3.82	% (8)

Net assets, at end of period (000s)	$637	$63	$8

Ratio of gross expenses to average net assets (4)(6)	12.34%	29.14%	105.87	% (5)
Ratio of net expenses to average net assets (6)	1.65%	1.72	% (9)	1.93	% (5)
Ratio of net investment income to average net assets (7)	1.48%	2.01%	0.20	% (5)

Portfolio Turnover Rate	36%	90%	99	% (8)

(1)	The Astor Active Income ETF Fund commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Effective November 28, 2012, the expense cap changed from 1.95% to 1.65% for Class C shares.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

20

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class A
	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,
	2014	2013	2012 (1)

Net asset value, beginning of period	$10.62	$9.91	$10.11

Activity from investment operations:
Net investment income (2)	0.07	0.05	0.02
Net realized and unrealized gain on investments	0.83	0.70	0.04
Total from investment operations	0.90	0.75	0.06

Less distributions from:
Net investment income	(0.03)	(0.04)	—
Return of capital	—	—	(0.01)
Net realized gains	—	—	(0.25)
Total distributions	(0.03)	(0.04)	(0.26)

Net asset value, end of period	$11.49	$10.62	$9.91

Total return (3)	8.50%	7.61%	0.63	% (8)

Net assets, at end of period (000s)	$9,595	$4,583	$88

Ratio of gross expenses to average net assets (4)(6)	1.88%	2.18%	2.26	% (5)
Ratio of net expenses to average net assets (6)	1.50%	1.50%	1.50	% (5)
Ratio of net investment income to average net assets (7)	0.62%	0.50%	0.35	% (5)

Portfolio Turnover Rate	55%	124%	188	% (8)

(1)	The Astor Long/Short ETF Fund’s Class A commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

21

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2014	2013	2012	2011	2010 (1)

Net asset value, beginning of period	$10.41	$9.75	$10.76	$9.84	$10.19

Activity from investment operations:
Net investment loss (2)	(0.02)	—	(0.05)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	0.82	0.66	(0.71)	1.02	(0.32)
Total from investment operations	0.80	0.66	(0.76)	0.92	(0.35)

Less distributions from:
Net Investment Income	— (9)	—	—	—	—
Net realized gains	—	—	(0.25)	—	—
Total distributions	— (9)	—	(0.25)	—	—

Net asset value, end of period	$11.21	$10.41	$9.75	$10.76	$9.84

Total return (3)	7.72%	6.77%	(7.08)%	9.35%	(3.44	)% (8)

Net assets, at end of period (000s)	$15,602	$7,433	$12,259	$14,276	$1,797

Ratio of gross expenses to average net assets (4)(6)	2.63%	2.93%	2.80%	2.88%	4.05	% (5)
Ratio of net expenses to average net assets (6)	2.25%	2.25%	2.42%	2.74%	2.74	% (5)
Ratio of net investment loss to average net assets (7)	(0.16)%	(0.04)%	(0.51)%	(0.95)%	(0.77	)% (5)

Portfolio Turnover Rate	55%	124%	188%	157%	83	% (8)

(1)	The Astor Long/Short ETF Fund’s Class C commenced operations on March 12, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

22

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2014	2013	2012	2011	2010 (1)

Net asset value, beginning of period	$10.62	$9.91	$10.87	$9.88	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.09	0.10	0.05	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	0.85	0.67	(0.71)	1.01	(0.09)
Total from investment operations	0.94	0.77	(0.66)	1.02	(0.12)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	—	—
Return of capital	—	—	(0.05)	(0.03)	—
Net realized gains	—	—	(0.25)	—	—
Total distributions	(0.06)	(0.06)	(0.30)	(0.03)	—

Net asset value, end of period	11.50	$10.62	$9.91	$10.87	$9.88

Total return (3)	8.87%	7.74%	(6.08)%	10.35%	(1.20	)% (8)

Net assets, at end of period (000s)	$45,630	$18,341	$22,337	$24,393	$9,135

Ratio of gross expenses to average net assets (4)(6)	1.63%	1.93%	1.80%	1.87%	4.40	% (5)
Ratio of net expenses to average net assets (6)	1.25%	1.25%	1.41%	1.74%	2.01	% (5)
Ratio of net investment income (loss) to average net assets (7)	0.83%	0.95%	0.49%	0.13%	(0.32	)% (5)

Portfolio Turnover Rate	55%	124%	188%	157%	83	% (8)

(1)	The Astor Long/Short ETF Fund’s Class I commenced operations October 19, 2009.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

23

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class R
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2014	2013	2012	2011	2010 (1)

Net asset value, beginning of period	$10.60	$9.89	$10.85	$9.86	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.06	0.07	0.03	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.85	0.68	(0.71)	1.01	(0.09)
Total from investment operations	0.91	0.75	(0.68)	1.00	(0.14)

Less distributions from:
Net investment income	(0.03)	(0.04)	—	—	—
Return of capital	—	—	(0.03)	(0.01)	—
Net realized gains	—	—	(0.25)	—	—
Total distributions	(0.03)	(0.04)	(0.28)	(0.01)	—

Net asset value, end of period	$11.48	$10.60	$9.89	$10.85	$9.86

Total return (3)	8.63%	7.56%	(6.31)%	10.15%	(1.40	)% (8)

Net assets, at end of period (000s)	$6,437	$7,018	$3,245	$6,847	$1,350

Ratio of gross expenses to average net assets (4)(6)	1.88%	2.18%	2.02%	2.12%	4.64	% (5)
Ratio of net expenses to average net assets (6)	1.50%	1.50%	1.69%	1.99%	2.35	% (5)
Ratio of net investment income (loss) to average net assets (7)	0.57%	0.63%	0.21%	(0.05)%	(0.67	)% (5)

Portfolio Turnover Rate	55%	124%	188%	157%	83	% (8)

(1)	The Astor Long/Short ETF Fund’s Class R commenced operations October 19, 2009.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

24

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class A
	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,
	2014	2013	2012 (1)

Net asset value, beginning of period	$12.89	$10.33	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.08)	(0.03)	0.05
Net realized and unrealized gain on investments	1.68	2.67	0.31
Total from investment operations	1.60	2.64	0.36

Less distributions from:
Net investment income	—	(0.05)	(0.03)
Net realized gains	(0.03)	(0.03)	—
Total distributions	(0.03)	(0.08)	(0.03)

Net asset value, end of period	$14.46	$12.89	$10.33

Total return (3)	12.45%	25.73%	3.59	% (8)

Net assets, at end of period (000s)	$46,371	$6,524	$109

Ratio of gross expenses to average net assets (4)(6)	1.92%	2.37%	138.74	% (5)
Ratio of net expenses to average net assets (6)	1.50%	1.50%	1.50	% (5)
Ratio of net investment income (loss) to average net assets (7)	(0.53)%	(0.18)%	0.67	% (5)

Portfolio Turnover Rate	25%	62%	86	% (8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

25

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class C
	Year Ended		Year Ended	Period Ended
	July 31,		July 31,	July 31,
	2014		2013	2012 (1)

Net asset value, beginning of period	$12.77		$10.30	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.18)		(0.13)	—	(9)
Net realized and unrealized gain on investments	1.66		2.67	0.31
Total from investment operations	1.48		2.54	0.31

Less distributions from:
Net investment income	—		(0.04)	(0.01)
Net realized gains	(0.03)		(0.03)	—
Total distributions	(0.03)		(0.07)	(0.01)

Net asset value, end of period	$14.22		$12.77	$10.30

Total return (3)	11.63%		24.81%	3.08	% (8)

Net assets, at end of period (000s)	$23,881		$1,553	$5

Ratio of gross expenses to average net assets (4)(6)	2.67	% (7)	3.12%	139.86	% (5)
Ratio of net expenses to average net assets (6)	2.25%		2.25%	2.25	% (5)
Ratio of net investment loss to average net assets (7)	(1.31)%		(1.05)%	(0.06	)% (5)

Portfolio Turnover Rate	25%		62%	86	% (8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

26

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Astor S.T.A.R. ETF Fund Class I
	Period Ended
	July 31,
	2014 (1)

Net asset value, beginning of period	$13.88

Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized gain on investments	0.62
Total from investment operations	0.58

Net asset value, end of period	$14.46

Total return	4.18	% (8)(3)

Net assets, at end of period (000s)	$26,066

Ratio of gross expenses to average net assets	1.67	% (4)(5)(6)
Ratio of net expenses to average net assets	1.25	% (5)(6)
Ratio of net investment loss to average net assets	(0.43	)% (5)(7)

Portfolio Turnover Rate	25	% (8)

(1)	Commenced operations January 6, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

27

The Astor Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

1.	ORGANIZATION

The Astor Active Income ETF Fund, the Astor Long/Short ETF Fund, and the Astor S.T.A.R. ETF Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Active Income ETF Fund primarily seeks income and secondarily seeks capital preservation. The Astor Long/Short ETF Fund seeks total return through a combination of capital appreciation and income. The Astor S.T.A.R. ETF Fund seeks capital appreciation with less volatility than the equity market in general. The Astor Long/Short ETF Fund commenced operations on October 19, 2009. The Astor Active Income ETF Fund and the Astor S.T.A.R. ETF Fund commenced operations on November 30, 2011. On April 1, 2014, Astor Investment Management, LLC became the investment advisor to the Funds.

The Astor Long/Short ETF Fund currently offers Class A, Class C, Class R, and Class I shares. Class C, Class R, and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Active Income ETF Fund currently offers Class A and Class C shares and the Astor S.T.A.R. ETF Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial

28

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

29

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2014, for the Funds’ assets and liabilities measured at fair value:

Astor Active Income ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,263,057	$—	$—	$2,263,057
Short-Term Investments	200,371	—	—	200,371
Total	$2,463,428	$—	$—	$2,463,428

Astor Long/Short ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,127,682	$—	$—	$75,127,682
Short-Term Investments	2,617,034	—	—	2,617,034
Total	$77,744,716	$—	$—	$77,744,716

Astor S.T.A.R. ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$93,874,321	$—	$—	$93,874,321
Short-Term Investments	4,006,123	—	—	4,006,123
Total	$97,880,444	$—	$—	$97,880,444

The Funds did not hold any Level 2 or Level 3 securities during the year.

There were no transfers into and out of Levels during the current year presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Long/Short ETF Fund and the Astor S.T.A.R. ETF Fund and declared and paid monthly for the Astor Active Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed

30

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, as of or during the year ended July, 31, 2014, related to uncertain tax positions taken on returns filed for open tax years (2011-2013, Astor Long/Short ETF Fund only, and 2012-2013 for Astor Active Income ETF Fund and Astor S.T.A.R. ETF Fund), or expected to be taken in the Funds’ 2014 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $2,260,852 and $551,404, respectively, for Astor Active Income ETF Fund, $65,475,140 and $27,568,535, respectively, for Astor Long/Short ETF Fund and $94,502,056 and $9,407,785, respectively, for Astor S.T.A.R. ETF Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Effective April 1, 2014, Astor Investment Management, LLC (the “Advisor”) began serving as the Funds’ investment advisor. From August 16, 2013 to March 31, 2014, National Asset Management, Inc. (“NAM”) served as the Fund’s investment advisor. Prior to August 16, 2013, Astor Asset Management, LLC. (“Astor”) served as the Funds’ investment advisor. The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and

31

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund’s average daily net assets and 0.70% of the Astor Active Income ETF Fund’s average daily net assets. Astor received $6,833 and $0 in management fees for the period ending August 16, 2013 from the Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively. NAM received $289,892 and $136,360 in management fees for the period ending March 31, 2014 from the Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively. Astor Investment Management, LLC received $231,371 and $246,859 in management fees for the period April 1, 2014 through July 31, 2014 from the Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.50%, 2.25%, 1.50% and 1.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class A, Class C, Class R and Class I shares respectively, 0.90% and 1.65% per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, and 1.50%, 2.25% and 1.25% per annum of the Astor S.T.A.R. ETF Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the period April 1, 2014 through July 31, 2014, the Funds’ advisor waived fees of $67,196, $74,222, and $67,415 for the Astor Active Income Fund, Astor Long/Short ETF Fund, and the Astor S.T.A.R. ETF Fund, respectively. Expenses waived prior to March 31, 2014 by the Funds’ advisor are no longer subject to recapture under the Advisor Agreement. As of July 31 2014, the Advisor has $208,833 of waived/reimbursed expenses that may be recovered no later than July 31, 2017.

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund and Class R of the Astor Long/Short ETF Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund paid $5,916, $153,409, and $160,001 in 12b-1 fees for the year ended July 31, 2014, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, Class I and Class R shares. The Distributor is an affiliate of GFS. For the year ended July 31, 2014, $1,074,

32

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

$17,834, and $81,772 was paid to the underwriter for the Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund, respectively.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, GemCom receives fees from the Funds.

Contingent Deferred Sales Charge (“CDSC”) - Class C shares have a CDSC of 1.00% which is imposed in the event of certain redemption transactions within one year following each investment and is paid to the Advisor. The respective shareholders pay CDSCs, which are not an expense of the Funds. For the year ended July 31, 2014, there were $0, $1,677, and $4,744 in CDSC fees paid to the Advisor for the Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

For fiscal year ended	Ordinary	Long-Term	Total
7/31/2014	Income	Capital Gain	Distribution
Astor Active Income ETF Fund	$33,986	$95	$34,081
Astor Long/Short ETF Fund	229,985	—	229,985
Astor S.T.A.R. ETF Fund	49,059	119	49,178

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2014	Income	Capital Gain	Capital	Distribution
Astor Active Income ETF Fund	$13,498	$361	$—	$13,859
Astor Long/Short ETF Fund	129,173	—	—	129,173
Astor S.T.A.R. ETF Fund	12,441	—	—	12,441

As of July 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Astor Active Income ETF Fund	$4,713	$1,095	$—	$—	$—	$19,592	$25,400
Astor Long/Short ETF Fund	110,093	—	(887,296)	—	—	4,115,055	3,337,852
Astor S.T.A.R. ETF Fund	—	41,270	—	—	(69,768)	2,842,165	2,813,667

33

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

The difference between book basis and tax basis undistributed income/(loss), unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and adjustments for publicly traded partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Astor S.T.A.R. ETF Fund incurred and elected to defer such late year losses of $69,768.

At July 31, 2014, the Astor Long/Short ETF Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Astor Active Income ETF Fund	$—	$—	$—
Astor Long/Short ETF Fund	887,296	—	887,296
Astor S.T.A.R. ETF Fund	—	—	—

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distribution and true-up adjustments for partnerships and regulated investment companies resulted in reclassification for the Funds for the year ended July 31, 2014 as follows:

	Paid	Undistributed	Accumulated Net
	In	Net Investment	Realized Gain/(Loss)
	Capital	Income	from Investments
Astor Active Income ETF Fund	$(56)	$24	$32
Astor Long/Short ETF Fund	1	(39,102)	39,101
Astor S.T.A.R. ETF Fund	(112)	207,741	(207,629)

6.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Astor Active Income ETF Fund, Astor Long/Short ETF Fund and
Astor S.T.A.R. ETF Fund and
Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended for Astor Long/Short ETF Fund, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for Astor Active Income ETF Fund and Astor S.T.A.R. ETF Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund as of July 31, 2014, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
September 29,2014

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND | MILWAUKEE | 216.649.1700	cohenfund.com

Registered with the Public Company Accounting Oversight Board.

35

The Astor Funds

ADDITIONAL INFORMATION (Unaudited)

July 31, 2014

Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund (Adviser – Astor Investment Management, LLC)*

In connection with the regular meetings held on March 26-27, 2014 the Board of Trustees the (“Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Astor Investment Management, LLC (“Astor”) with respect to the Astor Active Income ETF Fund (“Astor Active”), Astor Long/Short ETF Fund (“Astor Long/Short”) and Astor S.T.A.R. ETF Fund (“Astor S.T.A.R.”) (Astor Income, Astor Long/Short and Astor S.T.A.R. are each a “Fund” and collectively the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Astor has over $400 million in assets under management (with an additional $238 million in assets under management through other platforms and models) and has specialized in constructing actively managed portfolios of ETFs based on proprietary macroeconomic models for over a decade through separate accounts, unified managed accounts and mutual funds. The Trustees reviewed background information of the key investment personnel responsible for servicing the Funds and noted that Astor has fully integrated teams providing portfolio management, trading, marketing, sales, regulatory, operations, and compliance services, and that the team members have the financial industry experience, knowledge and skill sets that make them well suited to fulfill their roles in providing support to the Funds. They noted that Astor’s portfolio management team has 14 years of experience managing tactical ETF investment strategies, and they considered that Astor’s portfolio management team and investment committee perform all the research and analytic functions for the Funds using proprietary indicators along with collecting and analyzing economic and market data relevant to each Fund. The Trustees also noted that while not all strategy risks can be eliminated, Astor reported that it uses ETFs to create a layer of risk management through diversification, and that such process provides a measure of reduced concentration risk and other systematic risk factors. The Trustees also noted that Astor had adopted and described more specific risk mitigation processes based on the risk tolerance of each Fund. The Trustees considered that, in order to ensure the Funds maintain compliance with investment limitations, Astor indicated that its CCO works in conjunction with Astor’s investment committee and trading group to review each Fund’s portfolio to ensure sector weightings, position sizes, and exposures are within stated guidelines. The Trustees reviewed Astor’s broker-dealer selection process and noted Astor indicated that it will use the existing trading platforms to execute ETF trades, and that Astor conducts regular reviews of executing brokers, evaluating factors such as cost, execution quality, and overall broker-dealer client service. The Trustees noted that there have been no material compliance or litigation issues reported by Astor.

36

The Astor Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

July 31, 2014

The Board noted its familiarity with Astor’s investment team, noting a good working relationship over the years, and the Board expressed its appreciation for Astor’s commitment to the Funds. The Trustees also expressed satisfaction with Astor’s opinion that its independent ownership would likely lead to greater stability and concluded Astor likely would continue to provide high quality service to the Funds and their shareholders.

Performance.

Astor Active. The Trustees noted the Fund’s performance for the year ended February 28, 2014 ranked the Fund in the 43rd percentile of 1,080 funds in the Intermediate-Term Bond Morningstar Category. They further noted that the Fund’s rate of return since inception (3.06%) lagged the peer group average (4.05%), was similar to the Intermediate-Term Bond Morningstar Category average (3.13%), and outpaced its benchmark, the Barclays Capital U.S. Aggregate Bond Index (1.54%). The Trustees also noted that over the last year, however, the Fund’s rate of return outpaced all three comparison groups. Reviewing the reported modern portfolio theory (“MPT”) statistics, the Trustees noted that the Fund had positive alpha since inception and over the last two years similar to the Morningstar Category, but outpaced the average alpha of the Morningstar Category by a substantial amount for the one-year period. Reviewing the volatility statistics, the Trustees reported that the Fund had more volatility than the benchmark and the Morningstar Category, but reasoned that the Fund also provided enough return per unit of risk to make the additional risk reasonable. The Trustees noted that other statistics presented by Astor also indicated that Astor was meeting the stated objectives of the Fund, and that, based on the foregoing, the Fund’s performance was acceptable.

Astor Long/Short. The Trustees noted the Fund’s performance for the year ended February 28, 2014 ranked the Fund in the 35th percentile of 255 funds in the Tactical Allocation Morningstar Category, which was higher than its 81st percentile ranking of 177 funds in the same Morningstar Category for the past three years. They further noted that the Fund’s rate of return since inception (3.37%) outpaced the peer group average (1.22%), trailed the Tactical Allocation Morningstar Category average (7.32%), and outperformed its benchmark, the HFRI Total Macro Index (0.93%). The Trustees also noted that over the last year, however, the Fund’s rate of return outpaced all three comparison groups. Reviewing the reported MPT statistics, the Trustees noted that over one year the Fund created more alpha than the Morningstar Category, but exhibited less alpha over other longer time periods. The Trustees further noted that the Fund showed a better Sharpe ratio in all time periods compared to the benchmark, but lagged the Morningstar Category in all periods except the one year time frame when the Fund outperformed all comparison groups. The Trustees noted that other statistics presented by Astor also indicated that Astor was meeting the stated objectives of the Fund, and that the Fund’s performance was acceptable.

Astor S.T.A.R. The Trustees noted the Fund’s performance for the year ending February 28, 2014 ranked the Fund in the 4th percentile of 255 funds in the Tactical Allocation Morningstar Category. They further noted that the Fund’s rate of return since inception (18.45%) outperformed the peer group average (13.17%) and the Tactical Allocation Morningstar Category average (8.42%), but trailed its benchmark, the S&P 500 Total Return Index (23.47%). The Trustees noted that the same comparisons applied for the one-year time period. Reviewing the reported MPT statistics, the Trustees noted that the Fund created more alpha than the Morningstar Category. Reviewing the volatility statistics, the Trustees further noted that the Fund produced less volatility than the benchmark, but more volatility than the Morningstar Category. The Trustees noted that the capture ratios reported indicated that the Fund captured more upside than the Morningstar Category, and that overall, the statistics confirm that the Fund was meeting its objectives by providing capital appreciation while showing less volatility than overall equity

37

The Astor Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

July 31, 2014

markets. Based on the foregoing, the Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses.

Astor Active. The Trustees noted Astor’s advisory fee of 0.70% was higher than the peer group average (0.56%) and the Intermediate-Term Bond Morningstar Category average (0.41%), but well within the range of advisory fees for both comparison groups. The Trustees also noted that the Fund’s net expense ratio of 0.95% was well within the range of net expense ratios for both comparison groups, and they concluded that Astor’s fees and the Fund’s net expense ratio were not unreasonable.

Astor Long/Short. The Trustees noted Astor’s advisory fee of 1.00% was lower than the peer group average of 1.19% and higher than the Tactical Allocation Morningstar Category average of 0.79%, but within the range of advisory fees for both comparison groups. The Trustees also noted the Fund’s net expense ratio of 1.25% was below the peer group average and slightly lower than the Morningstar Category average. They also considered, however, that some funds in the peer group have substantially more assets than the Fund. The Trustees further noted that restricting the funds in the Morningstar Category to those with less than $200 million in assets raised the average net expense ratio by 0.10% and average advisory fee by 0.07%, and they concluded that Astor’s fees and the Fund’s net expense ratio were not unreasonable.

Astor S.T.A.R. The Trustees noted Astor’s advisory fee of 1.00% was higher than the peer group average of 0.92% and the Tactical Allocation Morningstar Category average of 0.79%, but within the range of advisory fees for both comparison groups. The Trustees also noted the Fund’s net expense ratio of 1.25% was below the Morningstar average and slightly lower than the peer group average. They also considered, however, that some funds in the peer group have substantially more assets than the Fund. Based on these comparisons, the Trustees determined that Astor’s fees and the Fund’s expenses were not unreasonable.

Economies of Scale. The Trustees evaluated whether there would be economies of scale with respect to each Fund. The Trustees noted expense caps are in place for each Fund, that Astor anticipated significant fee waivers over the next 12 months with respect to each Fund, and that Astor indicated its intention to renew each expense limitation agreement. They also considered Astor’s stated projections for asset growth over the next 12 months for each Astor Fund ($15 million for Astor Active, $125 million for Astor Long/Short and $300 million for Astor S.T.A.R.). The Trustees further noted that Astor indicated a willingness to discuss breakpoints for the Funds at a later date.

Profitability. The Trustees reviewed the profitability analysis provided by Astor and noted that Astor anticipated realizing a loss during the next 12 months with respect to its relationship with each Fund. The Trustees determined that Astor would not receive an excessive profit from its relationships with any of the Funds.

Conclusion. Having requested and received such information from Astor as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the shareholders. Further, the Trustees determined that the scope and quality of services to be provided to the Funds under the Advisory Agreement will be equivalent to the scope and quality of services provided under the previous contract.

38

The Astor Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

July 31, 2014

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

39

The Astor Funds

Expense Examples (Unaudited)

July 31, 2014

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	1/31/14	7/31/14	Period(a)	7/31/14	Period

Astor Active Income ETF Fund – Class A	0.90%	$1,000.00	$1,024.70	$4.52	$1,020.33	$ 4.51
Astor Active Income ETF Fund – Class C	1.65%	$1,000.00	$1,019.70	$8.26	$1,016.61	$ 8.25
Astor Long/Short ETF Fund – Class A	1.50%	$1,000.00	$1,055.90	$7.65	$1,017.36	$ 7.50
Astor Long/Short ETF Fund – Class C	2.25%	$1,000.00	$1,052.00	$11.45	$1,013.64	$ 11.23
Astor Long/Short ETF Fund – Class I	1.25%	$1,000.00	$1,057.50	$6.38	$1,018.60	$ 6.26
Astor Long/Short ETF Fund – Class R	1.50%	$1,000.00	$1,056.10	$7.65	$1,017.36	$ 7.50
Astor S.T.A.R. ETF Fund – Class A	1.50%	$1,000.00	$1,057.00	$7.50	$1,017.36	$ 7.50
Astor S.T.A.R. ETF Fund – Class C	2.25%	$1,000.00	$1,052.60	$11.45	$1,013.64	$ 11.23
Astor S.T.A.R. ETF Fund – Class I	1.25%	$1,000.00	$1,057.80	$6.38	$1,018.60	$ 6.26

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

40

ASTOR FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	99	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 - 2011).	99	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	99	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007 – February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 - 2010).	99	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

7/31/14 – NLFT_v1

41

ASTOR FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

July 31, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager,	99	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice- President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 - 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-772-5838.

7/31/14 – NLFT_v1

42

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
43

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
44

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADVISOR

Astor Investment Management, LLC
111 South Wacker Dr.
Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $ 39,000

2013 - $ 39,000

(b)

Audit-Related Fees

2014 - None

2013 - None

(c)

Tax Fees

2014 – $  7,500

2013 – $  7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

 2013

Audit-Related Fees:

0.00%

 0.00%

Tax Fees:

0.00%

 0.00%

All Other Fees:

0.00%

 0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $ 7,500

2013 - $ 7,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/2/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/2/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/2/14